Other investments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of other investments

				$ million
		2022		2021
	Current	Non-current	Current	Non-current
Equity investments[a]	—	1,040	—	717
Contingent consideration	364	1,522	237	1,680
Other	214	108	43	147
	578	2,670	280	2,544
aThe majority of equity investments are unlisted.